Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes
Income from continuing operations before income taxes and noncontrolling interest consisted of the following:

	Years ended December 31
In thousands	2012	2011	2010
Federal (1)	$39,177	$(31,471)	$196,101
International	(223,142)	74,737	82,874
Income (loss) from continuing operations before income taxes and noncontrolling interest	$(183,965)	$43,266	$278,975

(1)	As a result of the Merger, “Federal” reflects income (loss) from continuing operations before income taxes and noncontrolling interest for Switzerland in 2012 and U.S. for 2011 and 2010.
The provision (benefit) for income taxes consisted of the following: For 2012, Federal represents Swiss taxes, while International represents non-Swiss taxes, including U.S. federal, state and local taxes. For 2011 and 2010 Federal represents U.S. federal taxes, while International reflects non-U.S. taxes.

	Years ended December 31
In thousands	2012	2011	2010
Currently payable
Federal	$6,490	$51,158	$44,766
State	—	6,980	6,591
International	61,053	24,005	17,877
Total current taxes	67,543	82,143	69,234
Deferred
Federal	1,270	(26,223)	18,188
International	(148,166)	(9,503)	1,521
Total deferred taxes	(146,896)	(35,726)	19,709
Total provision (benefit) for income taxes	$(79,353)	$46,417	$88,943

Reconciliations of the federal statutory income tax rate to our effective tax rate were as follows:

	Years ended December 31
Percentages	2012	2011	2010
Federal statutory income tax rate (1)	7.8	35.0	35.0
Tax effect of international operations (2)	23.6	(25.3)	(4.1)
Non-deductible transaction costs	(4.7)	—	—
Impact of debt-financing	10.8	—	—
Resolution of tax audits	5.6	—	—
Goodwill	—	104.4	—
Domestic manufacturing deduction	—	(8.4)	(1.5)
State income taxes, net of federal tax benefit	—	4.3	2.0
All other, net	—	(2.7)	0.5
Effective tax rate	43.1	107.3	31.9

(1)	As a result of the Merger, the statutory rate for 2012 reflects the Swiss statutory rate of 7.83 percent. For 2011 and 2010, the statutory rate reflects the U.S. statutory rate of 35 percent.

(2)
As a result of the Merger, the tax effect of international operations for 2012 consists of non-Swiss jurisdictions. For 2011 and 2010, the tax effect of international operations consists of non-U.S. jurisdictions.

Reconciliations of the beginning and ending gross unrecognized tax benefits were as follows:

	Years ended December 31
In thousands	2012	2011	2010
Beginning balance	$26,469	$24,260	$29,962
Gross increases for tax positions in prior periods	2,198	2,042	286
Gross decreases for tax positions in prior periods	(641)	(192)	(2,490)
Gross increases based on tax positions related to the current year	13,641	3,201	1,431
Gross decreases related to settlements with taxing authorities	(13,202)	(2,465)	(4,182)
Reductions due to statute expiration	(370)	(377)	(747)
Gross increases due to acquisitions	25,311	—	—
Ending balance	$53,406	$26,469	$24,260

Included in the $53.4 million of total gross unrecognized tax benefits as of December 31, 2012 was $40.4 million of tax benefits that, if recognized, would impact the effective tax rate. It is reasonably possible that the gross unrecognized tax benefits as of December 31, 2012 may decrease by a range of $0 to $35.8 million during 2013, primarily as a result of the resolution of non-Swiss examinations, including U.S. federal and state examinations, and the expiration of various statutes of limitations.
The determination of annual income tax expense takes into consideration amounts which may be needed to cover exposures for open tax years. The Internal Revenue Service (“IRS”) has examined the Pentair, Inc. U.S. federal income tax returns through 2009 with no material adjustments. A number of tax periods from 2004 to present are under audit by tax authorities in various jurisdictions, including Germany and Italy. We anticipate that several of these audits may be concluded in the foreseeable future. We are also subject to the 2012 Tax Sharing Agreement, discussed below, which generally applies to pre-Distribution Tyco tax periods beginning in 1997 which remain subject to audit by the IRS.
We record penalties and interest related to unrecognized tax benefits in Provision (benefit) for income taxes and Interest expense, respectively. As of December 31, 2012 and 2011, we accrued $1.3 million and $0.9 million, respectively, for the possible payment of penalties and $8.2 million and $5.9 million, respectively, for the possible payment of interest expense, which are recorded in Other current liabilities in the Consolidated Balance Sheets.
Deferred taxes in the amount of $20.0 million have been provided on undistributed earnings of certain subsidiaries. Taxes have not been provided on undistributed earnings of subsidiaries where it is our intention to reinvest these earnings permanently or to repatriate the earnings only when it is tax effective to do so. It is not practicable to estimate the amount of tax that might be payable if such earnings were to be remitted.
Deferred taxes arise because of different treatment between financial statement accounting and tax accounting, known as “temporary differences.” We record the tax effect of these temporary differences as “deferred tax assets” (generally items that can be used as a tax deduction or credit in future periods) and “deferred tax liabilities” (generally items for which we received a tax deduction but the tax impact has not yet been recorded in the Consolidated Statements of Operations and Comprehensive Income (Loss)).
Deferred taxes were recorded in the Consolidated Balance Sheets as follows:

	December 31
In thousands	2012	2011
Other current assets	$82,614	$60,899
Other non-current assets	68,655	—
Deferred tax liabilities	421,898	188,957
Net deferred tax liabilities	$270,629	$128,058

The tax effects of the major items recorded as deferred tax assets and liabilities were as follows:

	December 31
In thousands	2012	2011
Deferred tax assets
Accrued liabilities and reserves	$172,793	$58,420
Postretirement benefits	73,660	82,823
Employee compensation & benefits	94,521	49,404
Tax loss and credit carryforwards	377,795	24,350
Other	9,433	4,698
Total deferred tax assets	728,202	219,695
Valuation allowance (1)	174,445	13,242
Deferred tax assets, net of valuation allowance	553,757	206,453
Deferred tax liabilities
Property, plant and equipment	80,329	43,572
Goodwill and other intangibles	744,057	290,939
Total deferred tax liabilities	824,386	334,511
Net deferred tax liabilities	$270,629	$128,058

(1)	The increase in valuation allowance from 2011 to 2012 was primarily related to balances acquired in the Merger.
As of December 31, 2012, tax loss carryforwards of $1,367.1 million were available to offset future income. A valuation allowance of $170.3 million exists for deferred income tax benefits related to the tax loss carryforwards which may not be realized. We believe sufficient taxable income will be generated in the respective jurisdictions to allow us to fully recover the remainder of the tax losses. The tax losses relate to Non-U.S. carryforwards of $818.0 million which are subject to varying expiration periods and will begin to expire in 2013. In addition, there were $363.0 million of U.S. federal and $186.1 million of state tax loss carryforwards as of December, 31, 2012, which will expire in future years through 2032. When realized, $6.2 million of tax benefits will be recorded as an increase in equity.
Tax sharing agreement and other income tax matters
In connection with the Distribution, we entered into a tax sharing agreement (the “2012 Tax Sharing Agreement”) with Tyco and The ADT Corporation (“ADT”), which governs the rights and obligations of Tyco, ADT and us for certain pre-Distribution tax liabilities, including Tyco’s obligations under a separate tax sharing agreement (the “2007 Tax Sharing Agreement”) that Tyco, Covidien Ltd. (“Covidien”) and TE Connectivity Ltd. (“TE Connectivity”) entered into in 2007. The 2012 Tax Sharing Agreement provides that we, Tyco and ADT will share (i) certain pre-Distribution income tax liabilities that arise from adjustments made by tax authorities to our, Tyco’s and ADT’s U.S. income tax returns, and (ii) payments required to be made by Tyco in respect to the 2007 Tax Sharing Agreement (collectively, “Shared Tax Liabilities”). Tyco is responsible for the first $500 million of Shared Tax Liabilities. We and ADT will share 42% and 58%, respectively, of the next $225 million of Shared Tax Liabilities. We, ADT and Tyco will share 20%, 27.5% and 52.5%, respectively, of Shared Tax Liabilities above $725 million.
In the event the Distribution, the spin-off of ADT, or certain internal transactions undertaken in connection therewith were determined to be taxable as a result of actions taken after the Distribution by us, ADT or Tyco, the party responsible for such failure would be responsible for all taxes imposed on us, ADT or Tyco as a result thereof. Taxes resulting from the determination that the Distribution, the spin-off of ADT, or any internal transaction is taxable are referred to herein as “Distribution Taxes.” If such failure is not the result of actions taken after the Distribution by us, ADT or Tyco, then we, ADT and Tyco would be responsible for any Distribution Taxes imposed on us, ADT or Tyco as a result of such determination in the same manner and in the same proportions as the Shared Tax Liabilities. ADT will have sole responsibility for any income tax liability arising as a result of Tyco’s acquisition of Brink’s Home Security Holdings, Inc. (“BHS”) in May 2010, including any liability of BHS under the tax sharing agreement between BHS and The Brink’s Company dated October 31, 2008 (collectively, the “BHS Tax Liabilities”). Costs and expenses associated with the management of Shared Tax Liabilities, Distribution Taxes and BHS Tax Liabilities will generally be shared 20% by us, 27.5% by ADT and 52.5% by Tyco. We are responsible for all of our own taxes that are not shared pursuant to the 2012 Tax Sharing Agreement’s sharing formulae. In addition, Tyco and ADT are responsible for their tax liabilities that are not subject to the 2012 Tax Sharing Agreement’s sharing formulae.
The 2012 Tax Sharing Agreement also provides that, if any party were to default in its obligation to another party to pay its share of the distribution taxes that arise as a result of no party’s fault, each non-defaulting party would be required to pay, equally with any other non-defaulting party, the amounts in default. In addition, if another party to the 2012 Tax Sharing Agreement that is responsible for all or a portion of an income tax liability were to default in its payment of such liability to a taxing authority, we could be legally liable under applicable tax law for such liabilities and required to make additional tax payments. Accordingly, under certain circumstances, we may be obligated to pay amounts in excess of our agreed-upon share of our, Tyco’s and ADT’s tax liabilities.
With respect to years prior to and including the 2007 separation of Covidien and TE Connectivity by Tyco, tax authorities have raised issues and proposed tax adjustments that are generally subject to the sharing provisions of the 2007 Tax Sharing Agreement and which may require Tyco to make a payment to a taxing authority, Covidien or TE Connectivity. With respect to adjustments raised by the IRS, although Tyco has resolved a substantial number of these adjustments, a few significant items remain open with respect to the audit of the 1997 through 2004 years. As of the date hereof, it is unlikely that Tyco will be able to resolve all the open items, which primarily involve the treatment of certain intercompany debt issued during the period, through the IRS appeals process. As a result, Tyco expects to litigate these matters once it receives the requisite statutory notices from the IRS, which may occur as soon as within the next three months. However, the ultimate resolution of these matters is uncertain and could result in Tyco being responsible for a greater amount than it expects under the 2007 Tax Sharing Agreement. To the extent we are responsible for any Shared Tax Liability or Distribution Tax, there could be a material adverse impact on our financial condition, results of operations, or cash flows in future reporting periods.